Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Successor [Member]
Accrued payroll	$ 44,506	$ 7,722
Other payables	67,010	42,145
Accrued expenses and other payables	$ 111,516	$ 49,867
Predecessor [Member]
Accrued payroll
Other payables			14,783
Accrued expenses and other payables			$ 14,783